Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 28.9	€ 32.7
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	141.8	154.6
Basic earnings per share	€ 0.20	€ 0.21
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 28.9	€ 32.7
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	142.0	154.8
Diluted earnings per share	€ 0.20	€ 0.21